B8 Trade payables	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
B8 Trade payables

Trade payables

Trade payables
	2021	2020
Trade payables to associated companies and joint ventures	115	81
Trade payables, excluding associated companies and joint ventures 1)	35,569	31,907
Total	35,684	31,988
1)	Of the trade payable amount SEK 8.3 (8.6) billion relates to supplier invoices under Ericsson’s supplier payments program.